19. Borrowing and financing (Details 1) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
		Jan. 31, 2019	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Term		The issue aimed at reinforcing the Company's working capital and will mature in July 2020, being remunerated at 104.10% CDI.
Total amount			R$ 1,500,000
Undrawn balance			390,000
Amount used as at end			R$ 1,110,000
Banco Nacional de Desenvolvimento Economico e Social [Member]
Disclosure of detailed information about borrowings [line items]
Currency			URTJLP
Term			Jul/22
Banco Nacional de Desenvolvimento Economico e Social [Member] | Financing and Credit Facilities One [Member]
Disclosure of detailed information about borrowings [line items]
Currency	[1]		TJLP
Date of opening	[1]		May/18
Term	[1]		Dec/19
Total amount	[2]		R$ 1,090,000
Amount used as at end	[2]		R$ 1,090,000
Banco Nacional de Desenvolvimento Economico e Social [Member] | Financing and Credit Facilities Two [Member]
Disclosure of detailed information about borrowings [line items]
Currency	[3]		TJLP
Date of opening	[3]		May/18
Term	[3]		Dec/19
Total amount			R$ 20,000
Amount used as at end			R$ 20,000
Banco Nacional de Desenvolvimento Economico e Social [Member] | Financing and Credit Facilities Three [Member]
Disclosure of detailed information about borrowings [line items]
Currency			TJLP
Date of opening			Mar/19
Term			Dec/20
Total amount			R$ 390,000
Undrawn balance			390,000
Amount used as at end

[1]	Support for the TIM investment plan for the years 2017 to 2019 including, but not limited to, the acquisition of Brazilian equipment.
[2]	Investment in social projects involving the community
[3]	Investment in social projects involving the community.